Related party transactions (Details) - Schedule of other payables – related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Total	$ 7,312	$ 61,318
Aimin Kong [Member]
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Relationship	Oriental Culture's 11.98% beneficial shareholder
Nature	Advances for operational purposes
Total		51,896
HKFAEx Group Limited [Member]
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Relationship	a 18.57% shareholder of the Company
Nature	Advances for operational purposes
Total	$ 4,514	4,493
Mun Wah Wan [Member]
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Relationship	Chairman of the board of directors of Oriental Culture and indirectly holding 18,57% shares of the Company through HKFAEx.
Nature	Advances for operational purposes
Total	$ 2,798	$ 4,929